Segment information (Details 6) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Items not included in segment depreciation and amortization:
All other operating segments	$ 194	$ 177	$ 159
Cost centers	97	128	133
Other	(8)	(18)	(65)
Total depreciation and amortization	2,296	2,336	1,980
Machinery and Power Systems
Items not included in segment depreciation and amortization:
All other operating segments	194	177	159
Cost centers	97	128	133
Other	(16)	(18)	(65)
Total depreciation and amortization	1,573	1,594	1,225
Machinery and Power Systems | Reportable segments
Segment Reporting Information, Depreciation, Depletion and Amortization Expense
Total depreciation and amortization from reportable segments	1,298	1,307	998
Financial Products
Items not included in segment depreciation and amortization:
Other	8
Total depreciation and amortization	723	742	755
Financial Products | Reportable segments
Segment Reporting Information, Depreciation, Depletion and Amortization Expense
Total depreciation and amortization from reportable segments	715	742	755
Reportable segments
Segment Reporting Information, Depreciation, Depletion and Amortization Expense
Total depreciation and amortization from reportable segments	$ 2,013	$ 2,049	$ 1,753